MONEY MARKET PORTFOLIOS

PROSPECTUS SUPPLEMENT

NORTHERN INSTITUTIONAL FUNDS

MONEY MARKET PORTFOLIOS — WILLIAMS CAPITAL SHARES

SUPPLEMENT DATED DECEMBER 16, 2019 TO THE PROSPECTUS DATED APRIL 1, 2019, AS SUPPLEMENTED

Effective November 4, 2019, The Williams Capital Group, L.P. (“WCG”) merged with Siebert Cisneros Shank & Co., L.L.C. and the combined firm was renamed Siebert Williams Shank & Co., LLC (“SWS”). SWS is a wholly owned subsidiary of Shank Williams Cisneros, LLC. All references to “WCG” are hereby deleted and replaced with “SWS”.

Please retain this Supplement with your Prospectus for future reference.

50 South LaSalle Street P.O. Box 75986 Chicago, Illinois 60675-5986 800-637-1380 northerntrust.com/institutional	NIF SPT WC (12/19)

NORTHERN INSTITUTIONAL FUNDS PROSPECTUS